Consolidated Balance Sheets - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Current:
Cash and cash equivalents	$ 9,909	$ 536	$ 53,517
Advances		1,152	1,052
Prepaid expenses	73,565	77,113	88,288
Total current assets	83,474	78,801	142,857
Property and equipment, net	9,712	14,132	32,338
Total assets	93,186	92,933	175,195
Current:
Current portion of long-term debt		561	6,149
Convertible promissory note, net of debt discount of $8,470 and $41,928		108,670	516,018
Accounts payable and accrued liabilities	493,560	421,462	250,932
Accrued wages to related parties	581,030	488,578	404,992
Derivative liability		3,293	216,705
Total current liabilities	1,074,590	1,022,564	1,394,796
Long-term:
Long-term debt, net of current portion			561
Long-term convertible note payable, net	32,307	50,562	106,697
Total long-term liabilities	32,307	50,562	107,258
Total liabilities	1,106,897	1,073,126	1,502,054
Commitments and Contingencies
Stockholders' deficit
Common stock - $.00001 par value; 6,250,000,000 authorized Oct 31, 2016 and January 31, 2016 1,250,000,000 January 31, 2015; 1,885,102,161 and 1,568,937,905 Oct 31,2016 and January 31, 2016 920,001,430 January 31, 2015 shares issued and outstanding	18,851	15,689	9,200
Stock subscription receivable	(55,673)	(55,673)	(55,673)
Additional paid-in capital	52,798,384	51,708,117	49,798,278
Accumulated deficit	(53,775,273)	(52,648,326)	(51,078,664)
Total stockholders' deficit	(1,013,711)	(980,193)	(1,326,859)
Total liabilities and stockholders' deficit	$ 93,186	$ 92,933	$ 175,195